Research and Development Expenses and Advertising Expenses - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule Of Research And Development [Line Items]
Research and development expenses	¥ 96,997	¥ 102,039	¥ 111,294
Advertising expenses	¥ 69,129	¥ 67,128	¥ 69,969